Offerings - Offering: 1	Aug. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 287,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,016.25
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. (2) Includes 3,750,000 Class A ordinary shares that may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any. (3) Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.